UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Frank C. Byrd III
Title:  Managing Member
Phone:  212-207-3238


Signature, Place and Date of Signing:


/s/ Frank C. Byrd III           New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $ 88,380
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                       FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2     COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE      SHRS OR    SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)    PRN AMT    PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                 --------      -----       --------    -------    ---  ----   ----------  --------  ----   ------ ----
AUTHENTEC INC                  COM           052660107      495        230,349  SH          SOLE        NONE        230,349
BARNES & NOBLE,INC             COM           067774109    7,884        302,283  SH          SOLE        NONE        302,283
BORDERS GROUP INC              COM           099709107    2,968        452,469  SH          SOLE        NONE        452,469
BORDERS GROUP INC              COM           099709107    2,332        355,500       CALL   SOLE        NONE        355,500
CORE MARK HOLDING CO INC       COM           218681104   12,309        492,569  SH          SOLE        NONE        492,569
FROZEN FOOD EXPRESS INDS INC   COM           359360104   10,940      2,064,220  SH          SOLE        NONE      2,064,220
LEARNING TREE INTL INC         COM           522015106    6,458        518,742  SH          SOLE        NONE        518,742
NUTRACEUTICAL INTL CORP        COM           67060Y101    5,492        497,913  SH          SOLE        NONE        497,913
SCHOLASTIC CORP                COM           807066105    5,572        216,989  SH          SOLE        NONE        216,989
SPARTAN STORES INC             COM           846822104    4,883        196,248  SH          SOLE        NONE        196,248
SPDR TR                        UNIT SER 1    78462F103    2,807         24,200       PUT    SOLE        NONE         24,200
TRAVELCENTERS OF AMERICA LLC   COM           894174101    1,202        421,695  SH          SOLE        NONE        421,695
UNIVERSAL TECHNICAL INST INC   COM           913915104   25,038      1,467,618  SH          SOLE        NONE      1,467,618




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